Institutional Advisors LargeCap Fund
Investment Objective
The Institutional Advisors LargeCap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Advisors LargeCap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Institutional Advisors LargeCap Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	none
Maximum Sales charge (load) imposed on reinvested dividends (as a percentage of purchase price)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Advisors LargeCap Fund
Management Fees		1.18%
Distribution (12b-1) Fees		0.01%
Other Expenses (as a percentage of Assets):	[1]	0.10%
Expenses (as a percentage of Assets)		1.29%
Fee Waiver or Reimbursement	[2]	(0.08%)
Net Expenses (as a percentage of Assets)		1.21%
[1]	The Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business
[2]	Institutional Advisors LLC (the "Adviser") has contractually agreed to limit the Fund's 'Total Annual Fund Operating Expenses'(excluding Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 1.20% of the Fund's average daily net assets until at least February 1, 2016, subject to termination at any time at the option of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Institutional Advisors LargeCap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Institutional Advisors LargeCap Fund	123	401	700	1,549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.52% of the average portfolio value.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies (generally, companies in the $5 billion and more capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”)). The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Equity securities include convertible securities and domestic common stocks, among other things.

The Adviser’s style can best be described as a long-term, disciplined investment approach aimed at providing clients with strong returns, but which is absent of leverage, aggressive or untested techniques, and market timing. The Adviser focuses on providing superior investment performance along with reduced volatility, offering disciplined proprietary investment strategies, while maintaining broad sector and portfolio diversification.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in the section of this prospectus entitled “Risk Factors”. The Fund’s net asset value and total returns may be adversely affected if any of the following occurs:

·	The market values of securities acquired by the Fund decline.
·	Large capitalization securities underperform other segments of the equity market or equity markets as a whole.
·	The Adviser does not execute the Fund’s principal investment strategies effectively.
·	Security prices fluctuate in response to events affecting an issuer’s profitability or viability.
·	There is no assurance that large companies can withstand serious deterioration during periods of severe economic distress.

An investment in the Fund is not a deposit of National Penn Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, ten year, and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.ialfx.com.

On March 31, 2009 the National Penn ITC (“NPITC”) Equity Fund, a collective investment fund, was converted to the Fund. The information below, for periods prior to March 31, 2009, includes the past performance of the NPITC Equity Fund, a separate account managed by Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser in a fashion that is in all material respects equivalent to the management of the Fund. The data below reflects NPITC Equity Fund’s performance information over a period before the Fund’s registration statement became effective. The relevant account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act; and if the relevant account was registered under the 1940 Act, its performance may have been adversely affected. The prior performance has been restated to reflect the imposition of the total expenses of the Fund for its initial fiscal year rather than the actual expenses of the NPITC Equity Fund.

Institutional Advisors LargeCap Fund (Formerly NPITC Equity Fund) Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended December 31, 2013: 28.29%. During the same period, the Fund’s worst performing quarter was for the three months ended December 31, 2008: -29.89%.

Average Annual Total Returns as of 12/31/2014:

In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Future results may be different from those shown.

Average Annual Total Returns Institutional Advisors LargeCap Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Advisors LargeCap Fund	14.03%	14.45%	18.54%	Mar. 31, 2009
Institutional Advisors LargeCap Fund After Taxes on Distributions	11.63%	13.25%	17.43%	Mar. 31, 2009
Institutional Advisors LargeCap Fund After Taxes on Distributions and Sales	9.49%	11.40%	15.03%	Mar. 31, 2009
S&P 500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	20.40%